Federated Hermes Strategic Income Fund
Portfolio of Investments
February 28, 2023 (unaudited)
Principal Amount, Shares or Contracts		Value
	U.S. TREASURIES—6.6%
	U.S. Treasury Bonds—1.1%
$ 8,055,000	United States Treasury Bond, 4.000%, 11/15/2052	$ 8,195,949
	U.S. Treasury Notes—5.5%
15,000,000	United States Treasury Note, 3.875%, 12/31/2027	14,775,217
7,000,000	United States Treasury Note, 4.125%, 11/15/2032	7,111,232
20,000,000	United States Treasury Note, 3.500%, 1/31/2028	19,384,342
	TOTAL	41,270,791
	TOTAL U.S. TREASURIES (IDENTIFIED COST $50,729,872)	49,466,740
	CORPORATE BONDS—5.7%
	Basic Industry - Chemicals—0.0%
135,000	Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/1/2044	124,607
	Basic Industry - Metals & Mining—0.1%
200,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 3.625%, 9/11/2024	193,338
75,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	66,603
55,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/23/2051	36,994
200,000	Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	217,724
	TOTAL	514,659
	Capital Goods - Aerospace & Defense—0.1%
80,000	BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	76,818
100,000	Boeing Co., Sr. Unsecd. Note, 2.196%, 2/4/2026	90,860
215,000	Boeing Co., Sr. Unsecd. Note, 3.625%, 2/1/2031	188,665
30,000	Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	20,884
160,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	146,382
65,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	50,716
35,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	33,677
100,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	91,688
85,000	Northrop Grumman Corp., Sr. Unsecd. Note, 3.250%, 1/15/2028	78,531
100,000	Raytheon Technologies Corp., Sr. Unsecd. Note, 5.150%, 2/27/2033	99,552
200,000	Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	197,694
	TOTAL	1,075,467
	Capital Goods - Building Materials—0.0%
20,000	Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	17,464
80,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	76,847
140,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	128,279
35,000	Carrier Global Corp., Sr. Unsecd. Note, 2.722%, 2/15/2030	29,565
	TOTAL	252,155
	Capital Goods - Construction Machinery—0.4%
3,390,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 2.450%, 8/12/2031	2,605,340
195,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	185,006
100,000	John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 3.450%, 3/7/2029	92,546
	TOTAL	2,882,892
	Capital Goods - Diversified Manufacturing—0.1%
90,000	Lennox International, Inc., Sr. Unsecd. Note, 1.350%, 8/1/2025	81,509
100,000	Roper Technologies, Inc., Sr. Unsecd. Note, 1.750%, 2/15/2031	77,197
80,000	Valmont Industries, Inc., 5.250%, 10/1/2054	69,750

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Capital Goods - Diversified Manufacturing—continued
$ 90,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.000%, 10/1/2044	$ 77,845
25,000	Vontier Corp., Sr. Unsecd. Note, 2.950%, 4/1/2031	19,069
65,000	Vontier Corp., Sr. Unsecd. Note, Series WI, 1.800%, 4/1/2026	56,729
90,000	Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	84,768
65,000	Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	52,464
	TOTAL	519,331
	Communications - Cable & Satellite—0.1%
65,000	Charter Communications Operating LLC, 5.375%, 5/1/2047	51,854
50,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 3.850%, 4/1/2061	29,494
200,000	Comcast Corp., Sr. Unsecd. Note, 3.150%, 2/15/2028	183,859
30,000	Comcast Corp., Sr. Unsecd. Note, 3.450%, 2/1/2050	21,984
200,000	Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	194,494
	TOTAL	481,685
	Communications - Media & Entertainment—0.1%
35,000	Alphabet, Inc., Sr. Unsecd. Note, 2.050%, 8/15/2050	21,217
150,000	Netflix, Inc., Sr. Unsecd. Note, 4.875%, 4/15/2028	145,555
25,000	Paramount Global, Sr. Unsecd. Note, 4.000%, 1/15/2026	23,888
40,000	Paramount Global, Sr. Unsecd. Note, 4.950%, 5/19/2050	29,662
300,000	Walt Disney Co., Sr. Unsecd. Note, 2.650%, 1/13/2031	255,721
	TOTAL	476,043
	Communications - Telecom Wireless—0.1%
235,000	American Tower Corp., Sr. Unsecd. Note, 5.000%, 2/15/2024	233,484
140,000	Crown Castle, Inc., Sr. Unsecd. Note, 5.200%, 2/15/2049	126,442
60,000	T-Mobile USA, Inc., 3.300%, 2/15/2051	40,272
100,000	T-Mobile USA, Inc., Sec. Fac. Bond, 2.700%, 3/15/2032	81,113
110,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.650%, 1/15/2053	107,962
100,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.625%, 2/10/2053	96,194
	TOTAL	685,467
	Communications - Telecom Wirelines—0.1%
100,000	AT&T, Inc., Sr. Unsecd. Note, 0.900%, 3/25/2024	95,385
100,000	AT&T, Inc., Sr. Unsecd. Note, 1.700%, 3/25/2026	89,887
175,000	AT&T, Inc., Sr. Unsecd. Note, 2.550%, 12/1/2033	134,071
100,000	AT&T, Inc., Sr. Unsecd. Note, 2.750%, 6/1/2031	82,678
40,000	AT&T, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2060	28,042
85,000	AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	76,807
150,000	Rogers Communications, Inc., Sr. Unsecd. Note, 144A, 4.500%, 3/15/2042	123,101
50,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.000%, 3/22/2027	46,226
65,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.550%, 3/22/2051	46,976
	TOTAL	723,173
	Consumer Cyclical - Automotive—0.5%
150,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.375%, 12/14/2028	127,201
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.950%, 3/6/2026	200,361
100,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	82,600
50,000	General Motors Co., Sr. Unsecd. Note, 5.400%, 4/1/2048	41,773
25,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.150%, 6/19/2023	24,907
50,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 0.800%, 1/8/2024	47,993
3,000,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 3.000%, 2/10/2027	2,745,011
200,000	Stellantis N.V., Sr. Unsecd. Note, 5.250%, 4/15/2023	199,695
	TOTAL	3,469,541

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Leisure—0.2%
$ 100,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 144A, 4.279%, 3/15/2032	$ 86,385
1,645,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 144A, 5.050%, 3/15/2042	1,333,851
	TOTAL	1,420,236
	Consumer Cyclical - Retailers—0.1%
160,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	141,466
50,000	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 3.550%, 7/26/2027	46,394
100,000	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 3.800%, 1/25/2050	71,847
25,000	AutoNation, Inc., Sr. Unsecd. Note, 2.400%, 8/1/2031	18,777
60,000	AutoNation, Inc., Sr. Unsecd. Note, 3.850%, 3/1/2032	50,342
45,000	AutoNation, Inc., Sr. Unsecd. Note, 4.500%, 10/1/2025	43,767
20,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	18,596
75,000	CVS Health Corp., Sr. Unsecd. Note, 2.625%, 8/15/2024	72,274
125,000	CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	112,284
50,000	CVS Health Corp., Sr. Unsecd. Note, 5.250%, 2/21/2033	49,244
60,000	Home Depot, Inc., Sr. Unsecd. Note, 2.700%, 4/15/2030	52,006
120,000	Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	107,208
	TOTAL	784,205
	Consumer Cyclical - Services—0.1%
50,000	Amazon.com, Inc., Sr. Unsecd. Note, 2.100%, 5/12/2031	41,155
250,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	233,567
200,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	191,081
120,000	Visa, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2027	111,056
	TOTAL	576,859
	Consumer Non-Cyclical - Food/Beverage—0.2%
60,000	Anheuser-Busch Cos LLC. / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.700%, 2/1/2036	56,357
250,000	Anheuser-Busch Cos LLC. / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	229,478
37,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.600%, 4/15/2048	32,747
150,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 1.850%, 9/1/2032	113,946
150,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	129,764
50,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.400%, 11/15/2025	48,867
100,000	Constellation Brands, Inc., Sr. Unsecd. Note, 5.250%, 11/15/2048	93,428
35,000	Flowers Foods, Inc., Sr. Unsecd. Note, 2.400%, 3/15/2031	28,136
50,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	46,849
90,000	International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 1.832%, 10/15/2027	75,408
50,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.000%, 6/1/2026	46,551
100,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	81,727
35,000	McCormick & Co., Inc., Sr. Unsecd. Note, 2.500%, 4/15/2030	29,229
90,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	70,145
155,000	Sysco Corp., Sr. Unsecd. Note, 3.300%, 7/15/2026	145,802
75,000	Sysco Corp., Sr. Unsecd. Note, 4.450%, 3/15/2048	62,016
	TOTAL	1,290,450
	Consumer Non-Cyclical - Health Care—0.1%
55,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 2.100%, 6/4/2030	44,610
45,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	38,882
150,000	HCA, Inc., Sec. Fac. Bond, 3.500%, 7/15/2051	97,820
85,000	PerkinElmer, Inc., Sr. Unsecd. Note, 1.900%, 9/15/2028	70,768
170,000	PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	147,064
100,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 1.215%, 10/18/2024	93,750
	TOTAL	492,894

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Pharmaceuticals—0.6%
$ 150,000	AbbVie, Inc., Sr. Unsecd. Note, 2.950%, 11/21/2026	$ 138,466
90,000	AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	79,637
120,000	Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2033	119,212
3,990,000	Amgen, Inc., Sr. Unsecd. Note, 5.650%, 3/2/2053	3,959,990
200,000	AstraZeneca PLC, Sr. Unsecd. Note, 4.000%, 1/17/2029	191,848
90,000	Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	72,922
24,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 3.400%, 7/26/2029	22,036
55,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.250%, 10/26/2049	47,551
50,000	Royalty Pharma PLC, Sr. Unsecd. Note, Series WI, 0.750%, 9/2/2023	48,779
50,000	Royalty Pharma PLC, Sr. Unsecd. Note, Series WI, 1.200%, 9/2/2025	44,782
	TOTAL	4,725,223
	Consumer Non-Cyclical - Products—0.0%
75,000	Church & Dwight Co., Inc., Sr. Unsecd. Note, 2.300%, 12/15/2031	60,544
150,000	Procter & Gamble Co., Sr. Unsecd. Note, 3.000%, 3/25/2030	136,128
	TOTAL	196,672
	Consumer Non-Cyclical - Supermarkets—0.0%
75,000	Kroger Co., Sr. Unsecd. Note, 4.450%, 2/1/2047	62,793
	Consumer Non-Cyclical - Tobacco—0.1%
80,000	Altria Group, Inc., Sr. Unsecd. Note, 2.450%, 2/4/2032	60,441
80,000	Altria Group, Inc., Sr. Unsecd. Note, 2.625%, 9/16/2026	73,348
100,000	Altria Group, Inc., Sr. Unsecd. Note, 3.700%, 2/4/2051	63,502
50,000	Bat Capital Corp., Sr. Unsecd. Note, 3.984%, 9/25/2050	32,920
175,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.750%, 11/17/2032	177,171
100,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	99,865
	TOTAL	507,247
	Energy - Independent—0.0%
170,000	Hess Corp., Sr. Unsecd. Note, 5.600%, 2/15/2041	159,008
50,000	Marathon Oil Corp., Sr. Unsecd. Note, 5.200%, 6/1/2045	42,193
	TOTAL	201,201
	Energy - Integrated—0.1%
75,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	71,727
300,000	Exxon Mobil Corp., Sr. Unsecd. Note, 3.482%, 3/19/2030	278,313
75,000	Shell International Finance B.V., Sr. Unsecd. Note, 2.750%, 4/6/2030	65,886
70,000	Shell International Finance B.V., Sr. Unsecd. Note, 4.000%, 5/10/2046	58,232
	TOTAL	474,158
	Energy - Midstream—0.1%
70,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	66,478
65,000	Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.900%, 11/15/2049	48,063
250,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	248,101
75,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 4.150%, 2/1/2024	74,006
100,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	99,805
150,000	MPLX LP, Sr. Unsecd. Note, 4.950%, 3/14/2052	124,926
100,000	ONEOK, Inc., Sr. Unsecd. Note, 4.550%, 7/15/2028	95,093
50,000	ONEOK, Inc., Sr. Unsecd. Note, 5.200%, 7/15/2048	42,671
30,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	26,143
115,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	108,550
	TOTAL	933,836
	Energy - Refining—0.0%
160,000	Valero Energy Corp., Sr. Unsecd. Note, 4.000%, 4/1/2029	151,253

Principal Amount, Shares or Contracts			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—0.7%
$ 150,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	$ 145,562
90,000		Bank of America Corp., Sr. Unsecd. Note, 2.299%, 7/21/2032	70,424
100,000		Bank of America Corp., Sr. Unsecd. Note, 2.572%, 10/20/2032	79,664
350,000		Bank of America Corp., Sr. Unsecd. Note, 2.687%, 4/22/2032	284,001
100,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.884%, 10/22/2030	84,630
250,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	243,676
200,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.992%, 6/13/2028	191,482
95,000		Capital One Financial Corp., Sr. Unsecd. Note, 3.900%, 1/29/2024	93,663
150,000		Capital One Financial Corp., Sr. Unsecd. Note, 5.817%, 2/1/2034	145,772
275,000		Citigroup, Inc., Sr. Unsecd. Note, 2.561%, 5/1/2032	221,000
270,000		Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	255,179
270,000		Citizens Financial Group, Inc., Sub. Note, 2.638%, 9/30/2032	205,885
200,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	193,943
100,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.950%, 3/14/2028	94,896
90,000		FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	88,908
100,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.615%, 4/22/2032	80,364
100,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.102%, 2/24/2033	82,487
350,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.814%, 4/23/2029	321,501
55,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 0.824%, 6/1/2025	51,616
525,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.580%, 4/22/2032	425,689
100,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	82,443
90,000		Morgan Stanley, Sr. Unsecd. Note, 1.593%, 5/4/2027	79,501
250,000		Morgan Stanley, Sr. Unsecd. Note, 3.625%, 1/20/2027	236,498
60,000		Morgan Stanley, Sr. Unsecd. Note, 4.889%, 7/20/2033	57,012
200,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.239%, 7/21/2032	155,683
100,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.928%, 4/28/2032	76,433
110,000		Northern Trust Corp., Sub. Note, 6.125%, 11/2/2032	116,135
60,685	[1]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	25,488
200,000		Truist Bank, Sub. Note, Series BKNT, 3.300%, 5/15/2026	187,486
100,000		US Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	77,575
225,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	207,822
275,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.879%, 10/30/2030	234,451
150,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 4.897%, 7/25/2033	143,351
		TOTAL	5,040,220
		Financial Institution - Broker/Asset Mgr/Exchange—0.0%
70,000		Jefferies Group LLC, Sr. Unsecd. Note, 2.750%, 10/15/2032	54,314
		Financial Institution - Finance Companies—0.0%
250,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.400%, 10/29/2033	194,675
75,000		Air Lease Corp., Sr. Unsecd. Note, 5.300%, 2/1/2028	72,933
80,000		Air Lease Corp., Sr. Unsecd. Note, 5.850%, 12/15/2027	79,690
		TOTAL	347,298
		Financial Institution - Insurance - Life—0.0%
150,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 4.900%, 4/1/2077	130,812
180,000		Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	140,360
50,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 2.125%, 6/15/2030	40,833
		TOTAL	312,005
		Financial Institution - REIT - Apartment—0.0%
195,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	181,657
165,000		UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	131,565
		TOTAL	313,222

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Healthcare—0.6%
$ 160,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	$ 152,284
115,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	93,826
5,000,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2032	3,998,496
	TOTAL	4,244,606
	Financial Institution - REIT - Office—0.1%
90,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2027	86,037
110,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	103,693
210,000	Boston Properties LP, Sr. Unsecd. Note, 4.500%, 12/1/2028	195,146
40,000	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	28,271
	TOTAL	413,147
	Financial Institution - REIT - Other—0.0%
40,000	WP Carey, Inc., Sr. Unsecd. Note, 4.250%, 10/1/2026	38,608
135,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	133,337
	TOTAL	171,945
	Financial Institution - REIT - Retail—0.0%
120,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	111,698
	Technology—0.2%
50,000	Apple, Inc., Sr. Unsecd. Note, 3.000%, 11/13/2027	46,603
100,000	Apple, Inc., Sr. Unsecd. Note, 4.450%, 5/6/2044	95,389
72,000	Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	64,878
3,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.187%, 11/15/2036	2,174
60,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.419%, 4/15/2033	48,339
155,000	CDW LLC / CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	137,812
50,000	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 6.020%, 6/15/2026	50,632
85,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	80,872
200,000	Experian Finance PLC., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2029	183,871
110,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	98,448
125,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	118,639
30,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.185%, 2/15/2027	28,415
150,000	Microsoft Corp., Sr. Unsecd. Note, 3.300%, 2/6/2027	143,385
200,000	Oracle Corp., Sr. Unsecd. Note, 3.250%, 11/15/2027	183,064
75,000	Oracle Corp., Sr. Unsecd. Note, 3.600%, 4/1/2050	50,880
150,000	Oracle Corp., Sr. Unsecd. Note, 6.900%, 11/9/2052	162,152
25,000	Skyworks Solutions, Inc., Sr. Unsecd. Note, 1.800%, 6/1/2026	22,019
80,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	77,940
45,000	VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	38,880
45,000	VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	34,149
	TOTAL	1,668,541
	Technology Services—0.4%
3,000,000	Global Payments, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2027	2,630,719
45,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	36,361
	TOTAL	2,667,080
	Transportation - Railroads—0.0%
90,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 1.750%, 12/2/2026	79,732
65,000	Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	55,396
	TOTAL	135,128
	Transportation - Services—0.3%
80,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 3.300%, 12/1/2026	73,871
140,000	GXO Logistics, Inc., Sr. Unsecd. Note, 2.650%, 7/15/2031	106,944
75,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.400%, 11/15/2026	68,820

Principal Amount, Shares or Contracts			Value
		CORPORATE BONDS—continued
		Transportation - Services—continued
$ 2,310,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 1.750%, 9/1/2026	$ 2,042,048
		TOTAL	2,291,683
		Utility - Electric—0.2%
65,000		Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	57,291
80,000		American Electric Power Co., Inc., Sr. Unsecd. Note, 5.625%, 3/1/2033	80,047
50,000		Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	40,742
25,000		Black Hills Corp., Sr. Unsecd. Note, 3.875%, 10/15/2049	18,319
175,000		CenterPoint Energy, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2031	143,715
100,000		Constellation Energy Generation LLC, Sr. Unsecd. Note, 5.800%, 3/1/2033	101,225
110,000		Dominion Energy, Inc., Sr. Unsecd. Note, Series A, 1.450%, 4/15/2026	97,749
200,000		Duke Energy Corp., Sr. Unsecd. Note, 2.450%, 6/1/2030	164,442
80,000		Duke Energy Corp., Sr. Unsecd. Note, 3.950%, 8/15/2047	60,686
30,000		Exelon Corp., Sr. Unsecd. Note, 4.100%, 3/15/2052	23,876
40,000		FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	33,379
140,000		Kansas City Power and Light Co., Sr. Unsecd. Note, 4.200%, 3/15/2048	115,605
30,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 1.000%, 6/15/2026	26,242
110,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 2.950%, 2/7/2024	107,507
100,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.050%, 2/28/2033	96,819
45,000		NiSource Finance Corp., Sr. Unsecd. Note, 3.490%, 5/15/2027	42,077
65,000		NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	54,455
55,000		Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	46,855
185,000		Southern Co., Jr. Sub. Note, Series B, 4.000%, 1/15/2051	173,928
185,000		Virginia Electric & Power Co., Sr. Unsecd. Note, Series A, 3.500%, 3/15/2027	174,310
55,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	46,701
		TOTAL	1,705,970
		Utility - Natural Gas—0.0%
30,000		National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	23,870
100,000		National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	99,651
180,000		Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	150,915
		TOTAL	274,436
		TOTAL CORPORATE BONDS (IDENTIFIED COST $49,061,811)	42,773,340
		MORTGAGE-BACKED SECURITIES—4.3%
		Federal Home Loan Mortgage Corporation—2.1%
8,633,417		FHLMC, Pool SD8225, 3.000%, 7/1/2052	7,598,786
8,393,704		FHLMC, Pool SD8243, 3.500%, 9/1/2052	7,644,408
		TOTAL	15,243,194
		Federal National Mortgage Association—2.2%
10,535,255		FNMA, Pool FBT224, 3.000%, 3/1/2052	9,272,707
7,877,688		FNMA, Pool MA4732, 4.000%, 9/1/2052	7,394,132
		TOTAL	16,666,839
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $31,902,214)	31,910,033
		COLLATERALIZED MORTGAGE OBLIGATIONS—2.9%
		Commercial Mortgage—0.6%
810,000		Bank 2018-BN12, Class A4, 4.255%, 5/15/2061	772,062
500,000	[2]	Bank 2018-BN15, Class A4, 4.407% (12-month USLIBOR +0.000%), 11/15/2061	478,116
345,000		Bank, Class A4, 3.394%, 3/15/2064	303,136
675,000		Benchmark Mortgage Trust 2019-B11, Class A5, 3.542%, 5/15/2052	613,442
520,000		Benchmark Mortgage Trust 2021-B26, Class A2, 1.957%, 6/15/2054	468,025
1,000,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 2/10/2048	945,034

Principal Amount, Shares or Contracts			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Commercial Mortgage—continued
$ 1,000,000		Fontainebleau Miami Beach Trust, Class B, 3.447%, 12/10/2036	$ 931,826
		TOTAL	4,511,641
		Federal Home Loan Mortgage Corporation REMIC—0.2%
800,000		FHLMC, REMIC, Series K070, Class A2, 3.303%, 11/25/2027	758,040
684,294		FHLMC REMIC, Series K105, Class A1, 1.536%, 9/25/2029	599,155
		TOTAL	1,357,195
		Non-Agency Mortgage-Backed Securities—2.1%
3,756,541		GS Mortgage-Backed Securities 2022-PJ3, Class A4, 2.500%, 8/25/2052	3,027,390
6,946,004		JP Morgan Mortgage Trust 2022-1, Class A2, 3.000%, 7/25/2052	5,855,535
4,662,807		JP Morgan Mortgage Trust 2022-2, Class A3, 2.500%, 8/25/2052	3,757,749
3,748,884		JP Morgan Mortgage Trust 2022-3, Class A3, 2.500%, 8/25/2052	3,021,220
		TOTAL	15,661,894
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $24,824,097)	21,530,730
		COMMON STOCKS—1.9%
		Auto Components—0.1%
36,758	[3]	American Axle & Manufacturing Holdings, Inc.	323,471
1,525		Lear Corp.	212,966
		TOTAL	536,437
		Chemicals—0.1%
20,935		Koppers Holdings, Inc.	751,357
		Commercial Services & Supplies—0.1%
7,890		Brinks Co. (The)	514,823
		Communications Equipment—0.0%
8,445	[3]	Lumentum Holdings, Inc.	454,426
		Containers & Packaging—0.3%
82,785	[4]	Ardagh Metal Packaging	399,024
29,423		Graphic Packaging Holding Co.	700,267
38,946	[3]	O-I Glass, Inc.	865,380
7,418		WestRock Co.	232,925
		TOTAL	2,197,596
		Electric Utilities—0.1%
14,670		NRG Energy, Inc.	481,029
		Food & Staples Retailing—0.0%
12,715	[3]	US Foods Holding Corp.	477,194
		Gas Pipeline—0.1%
38,071		Suburban Propane Partners LP	579,821
		Hotels Restaurants & Leisure—0.2%
5,630		Boyd Gaming Corp.	366,682
12,630	[3]	Caesars Entertainment Corp.	641,099
9,315		Red Rock Resorts, Inc.	406,786
		TOTAL	1,414,567
		Independent Power Producers & Energy Traders—0.1%
25,450		Vistra Corp.	559,646
		Media—0.3%
61,413	[3]	Cumulus Media, Inc.	332,859
77,350	[3]	iHeartMedia, Inc.	561,561
163,920	[3]	Stagwell, Inc.	1,124,491
50,040	[3]	Townsquare Media, Inc.	361,789
		TOTAL	2,380,700

Principal Amount, Shares or Contracts			Value
		COMMON STOCKS—continued
		Media Entertainment—0.0%
32,755	[3]	Urban One, Inc.	$ 163,447
		Metals & Mining—0.0%
4,875		Compass Minerals International, Inc.	187,834
		Oil Gas & Consumable Fuels—0.1%
6,233		Devon Energy Corp.	336,083
1,736		Pioneer Natural Resources, Inc.	347,912
		TOTAL	683,995
		Personal Products—0.1%
15,960		Energizer Holdings, Inc.	578,231
		Professional Services—0.1%
5,260		Science Applications International Corp.	560,926
		Technology Hardware Storage & Peripherals—0.0%
9,160		Dell Technologies, Inc.	372,262
		Trading Companies & Distributors—0.1%
8,715	[3]	GMS, Inc.	529,088
		Utility - Electric—0.1%
11,215		Enviva, Inc.	488,525
		TOTAL COMMON STOCKS (IDENTIFIED COST $17,650,926)	13,911,904
		ASSET-BACKED SECURITIES—1.3%
		Auto Receivables—0.6%
$ 3,000,000		Ford Credit Auto Lease Trust 2022-A, Class D, 4.660%, 12/15/2026	2,885,230
1,851,580		Santander Bank Auto Credit-Linked Notes 2022-A, Class B, 5.281%, 5/15/2032	1,792,595
		TOTAL	4,677,825
		Other—0.3%
2,207,325		Home Partners of America Trust 2022-1, Class B, 4.330%, 4/17/2039	2,077,544
		Student Loans—0.4%
1,671,153		Navient Student Loan Trust 2021-GA, Class A, 1.580%, 4/15/2070	1,452,190
1,724,968		SMB Private Education Loan Trust 2021-E, Class A1A, 1.680%, 2/15/2051	1,559,823
		TOTAL	3,012,013
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $10,423,802)	9,767,382
		PREFERRED STOCK—0.0%
		Financials—0.0%
40,000	[1,5]	Lehman Brothers Holdings, Inc., Pfd., 5.670% (IDENTIFIED COST $3,400)	400
		PURCHASED CALL OPTIONS—0.0%
12,000,000		Bank of New York USD Call/JPY Put (CALL-Option), Notional Amount $610,560,000, Exercise Price $140, Expiration Date 5/31/2023	84,960
6,000,000		BARCLAYS EUR CALL/USD PUT (CALL-Option), Notional Amount $1,047,840,000, Exercise Price $1.10, Expiration Date 5/23/2023	19,266
3,000		iShares iBoxx High Yield Corporate Bond ETF (CALL-Option), Notional Amount $22,359,000, Exercise Price $76, Expiration Date 3/17/2023	36,000
200		United States Treasury Bond, Notional Amount $1,490,600, Exercise Price $131, Expiration Date 3/25/2023	40,625
		TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $660,314)	180,851
		PURCHASED PUT OPTIONS—0.3%
6,000,000		Barclays USD PUT/ZAR CALL (PUT-Option), Notional Amount $1,047,840,000, Exercise Price $17, Expiration Date 4/25/2023	11,874
500		Russell 2000 Index (PUT-Option), Notional Amount $3,726,500, Exercise Price $1,840, Expiration Date 4/21/2023	1,947,500
6,000,000		UBS USD PUT/ZAR CALL (PUT-Option), Notional Amount $46,200,000, Exercise Price $17.50, Expiration Date 8/7/2023	97,254

Principal Amount, Shares or Contracts			Value
		PURCHASED PUT OPTIONS—continued
100		United States Treasury, Notional Amount $17,464,000, Exercise Price $112.50, Expiration Date 3/25/2023	$ 140,625
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $2,379,141)	2,197,253
		INVESTMENT COMPANIES—77.1%
446,766		Bank Loan Core Fund	3,931,538
22,003,671		Emerging Markets Core Fund	175,369,263
4,500		Federated Hermes Government Obligations Fund, Premier Shares, 4.44%[6]	4,500
38,095,191		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 4.61%[6]	38,095,191
47,924,354	[7]	High Yield Bond Core Fund	253,999,075
12,371,367		Mortgage Core Fund	103,548,346
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $691,596,428)	574,947,913
		TOTAL INVESTMENT IN SECURITIES—100.1% (IDENTIFIED COST $879,232,005)	746,686,546
		OTHER ASSETS AND LIABILITIES - NET—(0.1)%[8]	(599,584)
		TOTAL NET ASSETS—100%	$746,086,962
At February 28, 2023, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 5-Year Long Futures	350	$37,469,141	June 2023	$(47,237)
United States Treasury Notes 10-Year Long Futures	20	$2,233,125	June 2023	$2,033
United States Treasury Notes 10-Year Ultra Long Futures	10	$1,171,875	June 2023	$(1,218)
Short Futures:
United States Treasury Ultra Bond Short Futures	75	$10,129,688	June 2023	$42,403
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(4,019)
The average notional value of long and short futures contracts held by the Fund throughout the period was $14,825,653 and $20,597,832, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
At February 28, 2023, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
3/6/2023	Morgan Stanley	34,802,500	CNY	$5,000,000	$16,628
3/6/2023	Morgan Stanley	61,344,000,000	IDR	$4,000,000	$21,955
3/6/2023	Morgan Stanley	327,380,000	INR	$4,000,000	$(40,619)
3/6/2023	Morgan Stanley	3,897,270,000	KRW	$3,000,000	$(54,469)
4/17/2023	Citibank N.A.	33,354,615	CNY	$5,000,000	$(178,031)
4/17/2023	State Street Bank And Trust	75,489,000,000	IDR	$5,000,000	$(57,398)
4/17/2023	BNP Paribas SA	408,645,000	INR	$5,000,000	$(72,692)
4/17/2023	State Street Bank And Trust	3,705,090,000	KRW	$3,000,000	$(194,736)
5/15/2023	Barclays Bank PLC	12,617,898	NZD	$8,000,000	$(198,543)

Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Sold:
3/6/2023	Morgan Stanley	5,152,659	USD	34,802,500 CNY	$136,030
3/6/2023	Morgan Stanley	3,973,597	USD	61,344,000,000 IDR	$(48,357)
3/6/2023	Morgan Stanley	3,998,144	USD	327,380,000 INR	$38,763
3/6/2023	Morgan Stanley	3,130,134	USD	3,897,270,000 KRW	$184,603
3/6/2023	State Street Bank And Trust	6,000,000	USD	103,656,628 ZAR	$357,736
4/17/2023	Citibank N.A.	4,940,346	USD	34,173,460 CNY	$59,654
4/17/2023	State Street Bank And Trust	5,000,000	USD	76,282,500,000 IDR	$5,444
4/17/2023	BNP Paribas SA	5,000,000	USD	416,137,000 INR	$(17,644)
4/17/2023	BNP Paribas SA	3,000,000	USD	3,856,647,120 KRW	$79,986
5/15/2023	Bank Of America, N.A.	4,000,000	USD	6,423,246 NZD	$28,603
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$66,913
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $1,916,230 and $3,889,190, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
At February 28, 2023, the Fund had the following open swap contracts:
Credit Default Swap
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 02/28/2023	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
OTC Swaps:
CDX Index HY Series 39	Pay Periodic Fee on CDX	Buy	5.000%	12/20/2027	4.67%	$15,000,000	$(211,455)	$(214,265)	$2,810
CDX Index IG Series 39	Pay Periodic Fee on CDX	Buy	1.000%	12/20/2027	0.76%	$30,000,000	$(301,923)	$29,826,960	$(128,884)
TOTAL CREDIT DEFAULT SWAPS							$(513,378)	$29,612,695	$(126,074)
The average notional amount of swap contracts held by the Fund throughout the period was $31,250,000. This is based on amounts held as of each month-end throughout the three-month fiscal period.
At February 28, 2023, the Fund had the following outstanding written options contracts:
Counterparty	Description	Number of Contracts	Notional Amount	Expiration Date	Exercise Price	Value
Call Options:
UBS Securities LLC	USD CALL/ZAR PUT	(6,000,000)	$6,000,000	March 2023	$18.80	$(35,838)
TD Securities	USD CALL/JPY PUT	(15,000,000)	$15,000,000	April 2023	$136.00	$(191,730)
Morgan Stanley	BRL PUT/USD CALL	(10,000,000)	$10,000,000	April 2023	$5.40	$(158,450)
BOFA Securities	EUR CALL/USD PUT	(12,500,000)	$12,500,000	March 2023	$1.11	$(150)
BOFA Securities	USD CALL/CAD PUT	(12,500,000)	$12,500,000	March 2023	$1.36	$(98,750)
BOFA Securities	USD CALL/NOK PUT	(12,000,000)	$12,000,000	April 2023	$10.50	$(136,524)
Barclays Capital	AUD CALL/USD PUT	(12,500,000)	$12,500,000	March 2023	$0.73	$(1,038)
Barclays Capital	NZD CALL/USD PUT	(12,000,000)	$12,000,000	April 2023	$0.67	$(4,056)
Barclays Capital	NZD CALL/USD PUT	(8,000,000)	$8,000,000	April 2023	$0.66	$(16)
Put Options:
Barclays Capital	AUD PUT/USD CALL	(12,500,000)	$12,500,000	March 2023	$0.68	$(235,150)
BOFA Securities	USD PUT/CAD CALL	(12,500,000)	$12,500,000	March 2023	$1.30	$(63)
BOFA Securities	USD PUT/NOK CALL	(12,000,000)	$12,000,000	April 2023	$9.90	$(33,228)
JP Morgan	United States Treasury	(100)	$100,000	March 2023	$111.00	$(64,062)
JP Morgan	United States Treasury	(200)	$200,000	March 2023	$124.00	$(256,250)
Morgan Stanley	USD PUT/BRL CALL	(10,000,000)	$10,000,000	April 2023	$4.70	$(4,420)
Morgan Stanley	USD PUT/JPY CALL	(15,000,000)	$15,000,000	April 2023	$132.00	$(97,050)
UBS Securities LLC	USD PUT/ZAR CALL	(6,000,000)	$6,000,000	March 2023	$17.75	$(12,540)
(Premium Received $1,522,859)						$(1,329,315)

The average market value of written put and call options held by the Fund throughout the period was $2,148,814 and $1,682,680, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
The average market value of purchased put and call options held by the Fund throughout the period was $1,013,099 and $2,598,944, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation (Depreciation) on Futures, Written Options Contracts and value for Swap Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended February 28, 2023, were as follows:
Affiliates	Value as of 11/30/2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 2/28/2023	Shares Held as of 2/28/2023	Dividend Income
Bank Loan Core Fund	$3,805,207	$82,155	$—	$44,176	$—	$3,931,538	446,766	$82,155
Emerging Markets Core Fund	$189,522,824	$3,604,825	$(20,000,000)	$6,223,521	$—	$175,369,263	22,003,671	$3,604,826
Federated Hermes Government Obligations Fund, Premier Shares*	$7,548,750	$20,148,675	$(27,692,925)	$—	$—	$4,500	4,500	$—
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	$28,407,081	$177,898,871	$(168,216,363)	$(2,044)	$—	$38,095,191	38,095,191	$67,159
High Yield Bond Core Fund	$295,244,292	$—	$(42,000,000)	$8,854,487	$—	$253,999,075	47,924,354	$2,942
Mortgage Core Fund	$118,504,997	$—	$(14,000,000)	$1,436,030	$—	$103,548,346	12,371,367	$1,047,266
TOTAL OF AFFILIATED TRANSACTIONS	$643,033,151	$201,734,526	$(271,909,288)	$16,556,170	$—	$574,947,913	120,845,849	$4,804,348

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund invests in a portfolio of Federated Hermes Core Trust (“Core Trust”), which is managed by Federated Investment Management Company (the “Adviser”). Core Trust is an open-end management company, registered under the Investment Company Act of 1940, as amended (the “Act”), available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Core Fund (HYCORE), a portfolio of Core Trust, is to seek high current income. Income distributions from HYCORE are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from HYCORE are declared and paid annually, and are recorded by the Fund as capital gains. Federated Hermes, Inc. (“Federated Hermes”) receives no advisory or administrative fees from HYCORE. Copies of the HYCORE financial statements are available on the EDGAR Database on the SEC’s website or upon request from the Fund.
1
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Non-income-producing security.
4
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of February 28, 2023, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$4,338	$4,500

5	Issuer in default.
6	7-day net yield.
7	The High Yield Bond Core Fund is a diversified portfolio of below investment grade bonds.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.

◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s Board of Directors (the “Directors”) have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$49,466,740	$—	$49,466,740
Corporate Bonds	—	42,747,852	25,488	42,773,340
Mortgage-Backed Securities	—	31,910,033	—	31,910,033
Collateralized Mortgage Obligations	—	21,530,730	—	21,530,730
Asset-Backed Securities	—	9,767,382	—	9,767,382
Purchased Call Options	—	180,851	—	180,851
Purchased Put Options	—	2,197,253	—	2,197,253
Equity Securities:
Common Stocks	13,911,904	—	—	13,911,904
Preferred Stock
Domestic	—	—	400	400
Investment Companies	574,947,913	—	—	574,947,913
TOTAL SECURITIES	$588,859,817	$157,800,841	$25,888	$746,686,546
Other Financial Instruments:
Assets
Futures Contracts	$44,436	$—	$—	$44,436
Foreign Exchange Contracts	—	929,402	—	929,402
Swap Contracts	(211,455)	—	—	(211,455)
Liabilities
Futures Contracts	(48,455)	—	—	(48,455)
Foreign Exchange Contracts	—	(862,489)	—	(862,489)
Swap Contracts	(301,923)	—	—	(301,923)
Written Options Contracts	—	(1,329,315)	—	(1,329,315)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(517,397)	$(1,262,402)	$—	$(1,779,799)

The following acronym(s) are used throughout this portfolio:
AUD	—Australian Dollar
BKNT	—Bank Notes
BRL	—Brazilian Real
CNY	—Chinese Yuan Renminbi
ETF	—Exchange-Traded Fund
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GMTN	—Global Medium Term Note
IDR	—Indonesian Rupiah
INR	—Indian Rupee
KRW	—Korean Won
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
NZD	—New Zealand Dollar
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
ZAR	—South African Rand